Consolidated statements of cash flows:	12 Months Ended
Dec. 31, 2022
Consolidated statements of cash flows:
Consolidated statements of cash flows:

Note 20 - Consolidated statements of cash flows:

As of December 31, 2020, 2021 and 2022, the analysis of net debt and movements in net debt is presented as follows:

	Long - term debt						Bank Loans
	2020		2021		2022		2020		2021		2022
Short-term debt (Note 11)	Ps.	330,235	Ps.	353,672	Ps.	377,215
Short-term bank loans (Note 10)							Ps.	808,515	Ps.	224,472	Ps.	1,492,781
Long-term bank loans (Note 10)								6,119,655		6,603,006		3,442,804
Long-term debt (Note 11)		6,641,941		6,598,397		9,891,961

Balances at December 31	Ps.	6,972,176	Ps.	6,952,069	Ps.	10,269,176	Ps.	6,928,170	Ps.	6,827,478	Ps.	4,935,585

Balances at January 1 of the debt-net	Ps.	6,799,941	Ps.	6,972,176	Ps.	6,952,069	Ps.	6,912,952	Ps.	6,928,170	Ps.	6,827,478
Interest expense		450,806		454,863		523,488		398,899		387,523		332,030
Bank loans(Note 10)								306,241		4,650,000
Long-term debt (Note 11)						3,947,522
Interest paid		(476,927)		(428,530)		(532,579)		(466,066)		(480,168)		(547,042)
Payments of the long term debt and bank loans		(253,925)		(220,961)		(222,568)		(245,520)		(4,429,334)		(1,498,076)
Foreign currency translation		452,281		174,521		(398,756)		21,664		(228,713)		(178,805)

Balances at December 31	Ps.	6,972,176	Ps.	6,952,069	Ps.	10,269,176	Ps.	6,928,170	Ps.	6,827,478	Ps.	4,935,585